BUSINESS ACQUISITIONS (Provisional amounts recognized for the assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands		3 Months Ended
	Feb. 08, 2017	Jul. 17, 2017	Dec. 30, 2018	Dec. 31, 2017
Acquisition-date fair value of total consideration transferred [abstract]
Goodwill			$ 227,362	$ 226,571
Balance due (paid in fiscal 2017)			$ 0	(2,700)
American Apparel, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Trade accounts receivable	$ 0
Income taxes receivable	0
Inventories	11,052
Prepaid expenses, deposits and other current assets	0
Property, plant and equipment	1,527
Intangible assets	67,400
Assets acquired	79,979
Accounts payable and accrued liabilities	0
Goodwill	18,562
Net assets acquired at fair value	98,541
Cash consideration paid at closing, net of cash acquired	98,541
Settlement of pre-existing relationships	0
Balance due (paid in fiscal 2017)	0
Consideration transferred	98,541
Intangible assets acquired	67,400
Other 2017 Acquisitions
Acquisition-date fair value of total consideration transferred [abstract]
Trade accounts receivable		$ 1,893
Income taxes receivable		235
Inventories		7,235
Prepaid expenses, deposits and other current assets		4,100
Property, plant and equipment		3,011
Intangible assets		2,958
Assets acquired		19,432
Accounts payable and accrued liabilities		(3,822)
Goodwill		5,525
Net assets acquired at fair value		21,135
Cash consideration paid at closing, net of cash acquired		18,069
Settlement of pre-existing relationships		1,766
Balance due (paid in fiscal 2017)		1,300
Consideration transferred		21,135
Intangible assets acquired		2,958
American Apparel, LLC and Other 2017 Acquisitions
Acquisition-date fair value of total consideration transferred [abstract]
Trade accounts receivable				1,893
Income taxes receivable				235
Inventories				18,287
Prepaid expenses, deposits and other current assets				4,100
Property, plant and equipment				4,538
Intangible assets				70,358
Assets acquired				99,411
Accounts payable and accrued liabilities				(3,822)
Goodwill				24,087
Net assets acquired at fair value				119,676
Cash consideration paid at closing, net of cash acquired				116,610
Settlement of pre-existing relationships				1,766
Balance due (paid in fiscal 2017)				1,300
Consideration transferred				119,676
Intangible assets acquired				$ 70,358
Trademarks | American Apparel, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets	51,400
Intangible assets acquired	51,400
Customer contracts and customer relationships | American Apparel, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets	16,000
Intangible assets acquired	$ 16,000
Intangible assets acquired, useful life	10 years
Customer contracts and customer relationships | Other 2017 Acquisitions
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets		3,000
Intangible assets acquired		$ 3,000
Intangible assets acquired, useful life		15 years